SCHEDULE OF OPERATING LEASE RIGHT OF USE ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)
Notes and other explanatory information [abstract]
Operating lease right-of-use assets, beginning balance	$ 5,221	¥ 848,971	¥ 1,135,699
Addition	1,913	311,190	705,375
Transfer to sub-leasing	(1,096)	(178,288)	(191,963)
Depreciation expense of right-of-use assets	(1,173)	(190,792)	(150,145)
Modification	(120)	(19,467)	(649,995)
Operating lease right-of-use assets, ending balance	$ 4,745	¥ 771,614	¥ 848,971